VictoryShares Core Plus Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
VictoryShares Core Plus Bond ETF | VictoryShares Core Plus Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.75%	3.07%	7.41%	(12.55%)